TAXES ON INCOME (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Domestic (Israel)	$ 2,684	$ (443)	$ 1,172
Foreign	1,529	897	(361)
Taxes on income, as reported in the statements of income	$ 4,213	$ 454	$ 811